Average Annual Total Returns{- Fidelity Flex Large Cap Value Fund} - 04.30 Fidelity Flex Large Cap Value Fund PRO-04 - Fidelity Flex Large Cap Value Fund	Fidelity Flex Large Cap Value Fund Return Before Taxes Past 1 year	Fidelity Flex Large Cap Value Fund Return Before Taxes Since Inception		Fidelity Flex Large Cap Value Fund After Taxes on Distributions Past 1 year	Fidelity Flex Large Cap Value Fund After Taxes on Distributions Since Inception		Fidelity Flex Large Cap Value Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Large Cap Value Fund After Taxes on Distributions and Sales Since Inception		RS005 Past 1 year	RS005 Since Inception
Total	4.70%	9.90%	[1]	4.34%	9.30%	[1]	3.00%	7.51%	[1]	2.80%	8.31%	[1]

[1]	(a)From June 27, 2019